Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Option [Member]
Share-Based Compensation (Details) [Line Items]
Weighted-average grant date, fair value (in Dollars per share)	$ 9.97	$ 2.02
Share based compensation (in Dollars)	$ 1,414	$ 2,276
Recognized over a weighted average period	1 year 4 months 24 days	1 year 10 months 24 days
Restricted Stock Units (RSUs), Time-Based [Member]
Share-Based Compensation (Details) [Line Items]
Share based compensation (in Dollars)	$ 4,708	$ 521
Recognized over a weighted average period	2 years 4 months 24 days	1 year 3 months 18 days
Restricted Stock Units (RSUs), Market-Based [Member]
Share-Based Compensation (Details) [Line Items]
Share based compensation (in Dollars)	$ 8,462
Recognized over a weighted average period	3 years 1 month 6 days
Minimum [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 12.5
Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	15
Common Stock [Member] | Minimum [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 18
Number of consecutive trading days	20 years
Common Stock [Member] | Maximum [Member]
Share-Based Compensation (Details) [Line Items]
Number of consecutive trading days	30 years
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan [Member]
Share-Based Compensation (Details) [Line Items]
Issuance of common shares (in Shares)		4,500,000
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan [Member] | Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Expiration period		10 years
Vesting period		4 years
Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan [Member] | Common Stock [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation (Details) [Line Items]
Vesting percentage		25.00%
Clever Leaves Holdings Inc. 2020 Incentive Award Plan [Member]
Share-Based Compensation (Details) [Line Items]
Issuance of common shares (in Shares)	2,813,215
Expiration period	10 years
Vesting period	4 years
Clever Leaves Holdings Inc. 2020 Incentive Award Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) [Line Items]
Shares granted (in Shares)	1,741,659
Clever Leaves Holdings Inc. 2020 Incentive Award Plan [Member] | Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) [Line Items]
Vesting period	1 year
Clever Leaves Holdings Inc. 2020 Incentive Award Plan [Member] | Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) [Line Items]
Vesting period	4 years
Clever Leaves Holdings Inc. 2020 Incentive Award Plan [Member] | Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Common shares (in Shares)	2,378,365	2,813,215
Clever Leaves Holdings Inc. 2020 Incentive Award Plan [Member] | Common Stock [Member] | Share-based Payment Arrangement, Tranche Four [Member]
Share-Based Compensation (Details) [Line Items]
Vesting percentage	25.00%
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Share-based Payment Arrangement, Tranche Five [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of share reserved for issuance	50.00%
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Share-based Payment Arrangement, Tranche Six [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 15
Percentage of share reserved for issuance	50.00%
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Restricted Stock Units (RSUs), Market-Based [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 12.5
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Minimum [Member] | Share-based Payment Arrangement, Tranche Five [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 12.5
Number of consecutive trading days	20 days
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Minimum [Member] | Share-based Payment Arrangement, Tranche Six [Member]
Share-Based Compensation (Details) [Line Items]
Number of consecutive trading days	20 years
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Minimum [Member] | Restricted Stock Units (RSUs), Market-Based [Member] | Share Based Payment Arrangement Tranche Seven [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 12.5
Number of consecutive trading days	20 days
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Minimum [Member] | Restricted Stock Units (RSUs), Market-Based [Member] | Share Based Payment Arrangement Tranche Eight [Member]
Share-Based Compensation (Details) [Line Items]
Share Price (in Dollars per share)	$ 15
Number of consecutive trading days	20 days
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Maximum [Member] | Share-based Payment Arrangement, Tranche Five [Member]
Share-Based Compensation (Details) [Line Items]
Number of consecutive trading days	30 days
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Maximum [Member] | Share-based Payment Arrangement, Tranche Six [Member]
Share-Based Compensation (Details) [Line Items]
Number of consecutive trading days	30 years
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Maximum [Member] | Restricted Stock Units (RSUs), Market-Based [Member] | Share Based Payment Arrangement Tranche Seven [Member]
Share-Based Compensation (Details) [Line Items]
Number of consecutive trading days	30 days
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Maximum [Member] | Restricted Stock Units (RSUs), Market-Based [Member] | Share Based Payment Arrangement Tranche Eight [Member]
Share-Based Compensation (Details) [Line Items]
Number of consecutive trading days	30 days
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Common shares (in Shares)	35,602	1,440,000